Leases - Summary of Future Minimum Payments Under Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Leases [Abstract]
2025	¥ 146,392
2026	106,850
2027 and thereafter	20,259
Less: imputed interest	16,425
Total	¥ 257,076